Note 12 - Income Taxes (Details) - Tax Rate Reconciliation (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax Rate Reconciliation [Abstract]
Provision at statutory rate									$ 3,119	$ 3,062	$ 2,700
Provision at statutory rate									34.00%	34.00%	34.00%
Tax-free income									(1,187)	(1,138)	(1,095)
Tax-free income									(12.90%)	(12.60%)	(13.80%)
Nondeductible interest expense									37	45	48
Nondeductible interest expense									0.40%	0.50%	0.60%
Other									23	10	9
Other									0.20%	0.10%	0.10%
Actual tax expense and effective rate	$ 550	$ 529	$ 414	$ 499	$ 500	$ 521	$ 476	$ 482	$ 1,992	$ 1,979	$ 1,662
Actual tax expense and effective rate									21.70%	22.00%	20.90%